Earnings per Common Share	6 Months Ended
Jun. 30, 2016
Earnings per Common Share [Abstract]
Earnings per Common Share

9.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Numerator
Net income attributable to Tsakos Energy Navigation Limited	16,414	41,286	41,839	78,566
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,860)	(1,281)	(3,719)	(1,281)

Net income attributable to common stockholders	$12,445	$37,896	$33,901	$73,066

Denominator

Weighted average common shares outstanding	85,510,215	84,712,295	86,071,582	84,712,295
Basic and diluted income per common share	$0.15	$0.45	$0.39	$0.86